Vessels, Port Terminals and Other Fixed Assets, net - Future Minimum Capital Lease Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Payment Due by Period [Abstract]
2015	$ 2,190
2016	21,263
Total future minimum lease payments	23,453	[1]
Less: amount representing interest	(1,093)	[2]
Present value of future minimum lease payments	$ 22,360	[3]

[1]	There are no minimum sublease rentals to be reduced by minimum payments.
[2]	Amount necessary to reduce net minimum lease payments to present value calculated at the Company's incremental borrowing rate at the inception of the lease.
[3]	Reflected in the balance sheet as obligations under capital leases.